Other receivables - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other receivables
Other receivables		$ 287,300,176	$ 166,632,745
Real estate properties held for lease, net
Other receivables
Other receivables		$ 287,300,176
Henan Derun Real Estate Co Ltd [Member]
Other receivables
Prepayment amount included in other non-current assets			$ 95,600,000
Business Acquisition, Percentage of Voting Interests Acquired			10.00%
Receivable with Imputed Interest, Effective Yield (Interest Rate)		18.00%
Other receivables		$ 124,436,299	$ 13,500,000
Percentage of Ownership Interest Used to Settle Receivables Through Transfer of Certain Parcels of Land Properties	80.00%
Settlement of Bank Loans to Release the Land Pledged in Bank	$ 77,100,000
Zhengzhou Jiahe Real Estate Co., Ltd [Member]
Other receivables
Other receivables		$ 67,429,462	$ 60,700,000
Percentage of Equity Interest Secured for Use of Land Properties to Settle the Balance Due to Group		100.00%
Zhengzhou Jiahe Real Estate Co., Ltd [Member] | Minimum [Member]
Other receivables
Receivable with Imputed Interest, Effective Yield (Interest Rate)		15.00%
Zhengzhou Jiahe Real Estate Co., Ltd [Member] | Maximum [Member]
Other receivables
Receivable with Imputed Interest, Effective Yield (Interest Rate)		18.00%